Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Revenue
Oil sales	$ 1,775,383	$ 1,650,702	$ 4,685,713	$ 5,534,325		$ 7,148,110	$ 9,504,737
Gas sales	168,897	161,029	397,298	446,386		547,190	68,075
Operating fees	42,853	85,372	132,362	110,282		117,360	13,487
Realized gain on commodity price derivatives	37,341	733,830	49,729	402,256		625,043	570,233
Unrealized gains (losses) on commodity price derivatives	(130,000)		445,609	222,788		(75,609)	(398,840)
Total revenues	1,894,474	2,630,933	5,710,711	6,716,037		8,362,094	9,757,692
Costs and expenses
Production costs	397,793	344,927	1,033,635	1,114,220		1,514,784	862,042
Production taxes	198,781	191,364	561,278	630,718		838,714	1,056,244
General and administrative	1,515,868	1,981,026	5,099,932	8,837,802	1,057,306	10,544,347	15,530,248
Depreciation, depletion and amortization	1,069,068	1,052,946	2,897,156	3,194,301		4,347,117	5,036,648
Impairment of equipment					2,750,000
Impairment of evaluated properties			3,274,718			2,821,176
Bad debt expense							400,000
Fair value of common stock and warrants issued in aborted property acquisitions					8,404,106
Restructuring and related consulting costs					17,700,000
Total costs and expenses	3,181,510	3,570,263	12,866,719	13,777,041	29,911,412	20,066,138	22,885,182
Loss from operations	(1,287,036)	(939,330)	(7,156,008)	(7,061,004)	(29,911,412)	(11,704,044)	(13,127,490)
Other income (expense)	333	62,000	(372)	63,115		71,253
Convertible debentures conversion derivative gain (losses)	600,000	(13,338)	700,000	1,587,699		3,821,792
Interest expense	(2,149,931)	(2,136,950)	(6,320,919)	(6,123,496)	31	(8,218,225)	(6,640,209)
Unrealized gain on lock-up							28,666
Debt inducement expense						(2,800,000)
Net loss	$ (2,836,634)	$ (3,027,618)	$ (12,777,299)	$ (11,533,686)	$ (29,911,381)	$ (18,829,224)	$ (19,739,033)
Earnings per common share
Basic and diluted	$ (0.16)	$ (0.19)	$ (0.72)	$ (0.75)	$ (12.19)	$ (1.21)	$ (2.15)
Weighted average shares outstanding:
Basic and diluted	17,833,466	15,775,135	17,732,304	15,388,772	2,453,921	15,543,758	9,167,803